ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Abstract]
Unrealized gains (losses) on investments	$ 44	$ 261	$ 1,142
Foreign currency translation adjustments	(77)	(59)	(34)
Defined benefit pension plans	(46)	(43)	(811)
Total accumulated other comprehensive income (loss)	(79)	159	297
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest	86	69	54
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable	7	228	351
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Deferred income tax expense (benefit)	(480)	529	(654)
Deferred income tax expense (benefit)	(2)	(15)	161
Foreign currency translation adjustments:
Foreign currency translation gains (losses) arising during the period	(18)	(25)	(21)
(Gains) losses reclassified into net earnings (loss) during the period	0	0	0
Foreign currency translation adjustment	(18)	(25)	(21)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	(160)	(1,020)	1,043
(Gains) losses reclassified into net earnings (loss) during the year(1)	2	12	37
Net unrealized gains (losses) on investments	(158)	(1,008)	1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss recognition and other	(59)	127	(111)
Change in unrealized gains (losses), net of adjustments and (net of deferred income tax expense (benefit) of $(96), $(480) and $529)	(217)	(881)	969
Change in defined benefit plans:
Net gain (loss) arising during the year	0	0	(95)
Prior service cost arising during the year	0	0	0
Less: reclassification adjustments to net earnings (loss) for:(2)
Amortization of net (gains) losses included in net periodic cost	(3)	(4)	72
Amortization of net prior service credit included in net periodic cost	0	0	0
Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $(2) and $(15))	(3)	(4)	(23)
Total other comprehensive income (loss), net of income taxes	(238)	(910)	925
Less: Other comprehensive (income) loss attributable to noncontrolling interest	17	15	29
Other Comprehensive Income (Loss) Attributable to AXA Equitable	(221)	(895)	954
Income tax expense (benefit)	(1)	(6)	(19)
Income tax expense (benefit)	0	2	(39)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income Loss [Abstract]
Decrease from unrecognized net actuarial loss transferred to additional paid in capital, net of tax	0	(772)	0
Less: reclassification adjustments to net earnings (loss) for:(2)
Total other comprehensive income (loss), net of income taxes	(221)	(895)	954
Additional Paid-in Capital
Accumulated Other Comprehensive Income Loss [Abstract]
Decrease from unrecognized net actuarial loss transferred to additional paid in capital, net of tax	0	$ 772	$ 0
AXA Financial | AOCI Attributable to Parent
Accumulated Other Comprehensive Income Loss [Abstract]
(Increase) decrease from unrecognized net actuarial loss transferred from AOCI/to additional paid in capital, before tax	(1,193)
AXA Financial | Additional Paid-in Capital
Accumulated Other Comprehensive Income Loss [Abstract]
(Increase) decrease from unrecognized net actuarial loss transferred from AOCI/to additional paid in capital, before tax	1,193
Decrease from unrecognized net actuarial loss transferred to additional paid in capital, net of tax	772
AXA Equitable | Stockholders' Equity, Total
Accumulated Other Comprehensive Income Loss [Abstract]
Decrease from unrecognized net actuarial loss transferred to additional paid in capital, net of tax	$ 0